Investments - Schedule of Total Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Total Investments [Line Items]
Current	$ 2,778	$ 3,117
Long-term	21,113	23,025
Total	23,891	26,142
Disposal Group, Held-for-sale, Not Discontinued Operations
Total Investments [Line Items]
Long-term	17
Debt securities available for sale
Total Investments [Line Items]
Current	2,718	3,009
Long-term	17,562	20,231
Total	20,280	23,240
Mortgage loans
Total Investments [Line Items]
Current	55	58
Long-term	989	844
Total	1,044	902
Other investments
Total Investments [Line Items]
Current	5	50
Long-term	2,562	1,950
Total	$ 2,567	$ 2,000